Lease Liability (Details 2) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Lease payments [Member]
Statement Line Items [Line Items]
Total maturity lease liability	$ 225,749,200	$ 228,062,523
Finance costs	(194,970,063)	(197,841,098)
Present value of minimum lease payments	30,779,137	30,221,425
Lease payments [Member] | Not later than one year [Member]
Statement Line Items [Line Items]
Total maturity lease liability	2,359,590	2,313,323
Lease payments [Member] | Later than one year and not later than five years [Member]
Statement Line Items [Line Items]
Total maturity lease liability	9,919,810	9,725,304
Lease payments [Member] | Later than five years [Member]
Statement Line Items [Line Items]
Total maturity lease liability	213,469,800	216,023,896
Present value of Minimum lease payments [Member]
Statement Line Items [Line Items]
Total maturity lease liability	30,779,137	30,221,425
Finance costs
Present value of minimum lease payments	30,779,137	30,221,425
Present value of Minimum lease payments [Member] | Not later than one year [Member]
Statement Line Items [Line Items]
Total maturity lease liability	2,154,877	2,112,624
Present value of Minimum lease payments [Member] | Later than one year and not later than five years [Member]
Statement Line Items [Line Items]
Total maturity lease liability	7,241,240	7,099,255
Present value of Minimum lease payments [Member] | Later than five years [Member]
Statement Line Items [Line Items]
Total maturity lease liability	$ 21,383,020	$ 21,009,546